Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Loss for the year	$ (17,372)	$ (36,351)	$ (3,568)
Adjustments for:
Depreciation	2,398	4,721	4,601
Depreciation of deferred dry-docking costs	1,335	1,704	1,166
Payment of deferred dry-docking costs	(2,663)	(861)	(1,204)
Provision for staff retirement indemnities	5	(61)	5
Impairment loss	4,615	29,902	0
(Gain)/Loss on derivative financial instruments	1,647	(1,950)	131
Interest expense and finance costs	4,155	4,703	2,056
Interest income	(16)	(47)	0
Foreign exchange gains, net	121	(11)	(81)
Share based payment	40	40	50
Trade accounts receivable	87	337	(400)
Inventories	297	(895)	11
Prepayments and other assets	(874)	18	255
Trade accounts payable	89	(1,013)	1,303
Accrued liabilities and other payables	(392)	63	(258)
Deferred revenue	285	(86)	(216)
Net cash (used in)/ generated from operating activities	(6,243)	213	3,851
Cash flows from investing activities:
Vessel acquisition	(18,474)	0	0
Purchase of vessel equipment	(54)	(54)	(26)
Purchases of office furniture and equipment	(30)	(13)	(100)
Interest received	16	47	0
Net cash used in investing activities	(18,542)	(20)	(126)
Cash flows from financing activities:
Proceeds from loans	0	43,700	15,700
Repayment of long-term debt	0	(1,830)	(19,497)
Prepayment of long-term debt	(3,040)	(33,833)	0
Proceeds from issuance of share capital	49,317	0	600
Proceeds from exercise of Warrants	194	0	0
Transaction costs on issuance of new common shares	(1,079)	0	0
(Increase)/decrease in restricted cash	369	(1,085)	(1,140)
Payment of financing costs	0	(880)	(203)
Payment of lease liability - principal	(159)	(30)	0
Interest paid	(4,146)	(3,915)	(1,895)
Net cash generated from/ (used in) financing activities	41,456	2,127	(6,435)
Net increase/(decrease) in cash and cash equivalents	16,671	2,320	(2,710)
Cash and cash equivalents at the beginning of the year	2,366	46	2,756
Cash and cash equivalents at the end of the year	$ 19,037	$ 2,366	$ 46